Consolidated Statements of Income/(Loss) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Profit or loss [abstract]
Revenue	$ 155,452	$ 270,126	$ 261,253
Cost of sales	81,725	155,396	134,708
Gross profit	73,727	114,730	126,545
Administrative costs	144,319	87,134	68,029
Operating (loss)/profit before impairment loss	(70,592)	27,596	58,516
Impairment loss	(431,200)	(423,335)
Operating profit/(loss)	(501,792)	(395,739)	58,516
Finance costs	(20,771)	(24,093)	(19,668)
Finance income	11,992	16,419	1,855
Net finance costs	(8,779)	(7,674)	(17,813)
Other gains/(losses)	(3,314)	288	(41,321)
Loss before tax	(513,887)	(403,125)	(618)
Income tax	22,183	(7,328)	(9,127)
Loss for the year	(491,704)	(410,453)	(9,745)
Attributable to:
Equity holders of Eros International Plc	(418,992)	(423,867)	(22,575)
Non-controlling interest	(72,712)	13,414	12,830
Loss for the year	$ (491,704)	$ (410,453)	$ (9,745)
(Loss) per share (cents)
Basic/(loss) per share	$ (389.6)	$ (599.5)	$ (36.3)
Diluted/(loss) per share	$ (389.6)	$ (599.5)	$ (36.3)